Consolidated Statements of Financial Position $ in Thousands, $ in Millions	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MXN ($)
Current assets:
Cash and cash equivalents	$ 26,597,773	$ 1,574	$ 33,700,949
Equity investments at fair value through other comprehensive income (OCI) and other short-term investments	73,755,627	4,366	88,428,111
Accounts receivable:
Subscribers, distributors, recoverable taxes, contract assets and other, net	206,802,150	12,242	199,424,202
Related parties	1,071,520	63	2,287,213
Derivative financial instruments	1,446,034	86	2,602,680
Inventories, net	19,271,625	1,141	23,995,133
Other current assets, net	11,222,259	664	10,565,422
Total current assets	340,166,988	20,136	361,003,710
Non-current assets:
Property, plant and equipment, net	628,650,904	37,213	657,226,210
Intangibles, net	121,498,519	7,192	128,893,422
Goodwill	146,078,897	8,647	141,121,365
Investments in associated companies	14,380,463	851	23,975,462
Deferred income taxes	137,883,622	8,162	128,717,811
Accounts receivable, subscriber, distributors and contract assets, net	9,400,123	556	8,724,497
Other assets, net	37,643,712	2,228	39,581,622
Debt instruments at fair value through OCI	14,914,412	883	6,981,149
Right-of-use assets	113,568,320	6,723	121,874,096
Total assets	1,564,185,960	92,591	1,618,099,344
Current liabilities:
Short-term debt and current portion of long-term debt	160,963,603	9,528	102,024,414
Short-term liability related to right-of-use of assets	24,375,010	1,443	32,902,237
Accounts payable	162,097,416	9,595	174,472,769
Accrued liabilities	55,214,324	3,268	56,815,331
Income tax	29,516,162	1,747	29,174,066
Other taxes payable	40,082,150	2,373	33,887,645
Derivative financial instruments	17,896,379	1,059	25,331,346
Related parties	6,766,826	401	7,224,218
Deferred revenues	27,494,667	1,628	27,044,928
Total current liabilities	524,406,537	31,042	488,876,954
Non-current liabilities:
Long-term debt	339,713,449	20,109	408,565,066
Long-term liability related to right-of-use of assets	100,794,146	5,967	101,246,574
Deferred income taxes	21,269,102	1,259	30,302,060
Deferred revenues	2,666,273	158	2,556,103
Asset retirement obligations	10,117,928	599	10,799,997
Employee benefits	143,516,143	8,495	137,923,317
Total non-current liabilities	618,077,041	36,587	691,393,117
Total liabilities	1,142,483,578	67,629	1,180,270,071
Equity:
Capital stock	95,362,024	5,645	95,365,329
Retained earnings:
Prior years	469,543,111	27,794	429,324,326
Profit for the year	76,110,617	4,505	76,159,391
Total retained earnings	545,653,728	32,299	505,483,717
Other comprehensive loss items	(274,303,207)	(16,237)	(227,044,342)
Equity attributable to equity holders of the parent	366,712,545	21,707	373,804,704
Non-controlling interests	54,989,837	3,255	64,024,569
Total equity	421,702,382	24,962	437,829,273
Total liabilities and equity	$ 1,564,185,960	$ 92,591	$ 1,618,099,344